UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                         Maxim Federated Bond Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Federated Bond Portfolio

Steadily tightening Federal Reserve policy and the impact of higher energy prices created headwinds for the otherwise solid U.S. economy in 2005. The physical devastation of the late summer hurricanes and the woes of General Motors and Ford created economic and market uncertainties. However, the economy continued to expand with low inflation and steady job growth, as consumers remained confident and continued spending. The 10-year Treasury yield ended the year at 4.39%, higher by 17 basis points, after having traded in a range from 3.89% to 4.66%. The curve flattened dramatically; the 2 year Treasury yield rose 1.33%, while the 30-year yield fell 0.29%. Sector performance was mixed, as high yield and the smaller investment-grade sectors outperformed Treasuries, while the two largest investment-grade sectors, mortgage-backed securities and credit, underperformed. For 2005, the Maxim Federated Bond Portfolio performed in line with the investment-grade market. The primary positive factor affecting relative performance was the higher exposure to the flattening yield curve, while the main negative factor was the overweight to lower-weighted credit, including below-index weight positions in the Auto sector.


                   Maxim Federated Bond         Lehman Aggregate
                         Portfolio                 Bond Index
   5/21/2003             10,000.00                 10,000.00
  12/31/2003             9,980.00                  10,017.60
  12/31/2004             10,317.32                 10,452.26
  12/31/2005             10,500.97                 10,706.15


Maxim Federated Bond Portfolio
Total Return -

One Year:                  1.78%
Since Inception:           1.85%



Portfolio Inception:       5/21/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Federated Bond Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Federated Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $             113,649,389
      Cash                                                                                                         11,858
      Collateral for securities loaned                                                                         32,974,263
      Interest receivable                                                                                       1,024,881
      Subscriptions receivable                                                                                    256,442
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total assets                                                                                            147,916,833
                                                                                                  ------------------------
                                                                                                  ------------------------

LIABILITIES:
      Due to investment adviser                                                                                    68,114
      Payable upon return of securities loaned                                                                 32,974,263
      Redemptions payable                                                                                         604,683
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total liabilities                                                                                        33,647,060
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             114,269,773
                                                                                                  ========================
                                                                                                  ========================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $               1,176,236
      Additional paid-in capital                                                                              116,663,385
      Net unrealized depreciation on investments                                                               (2,175,327)
      Undistributed net investment income                                                                           9,857
      Accumulated net realized loss on investments                                                             (1,404,378)
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             114,269,773
                                                                                                  ========================
                                                                                                  ========================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                    9.71
                                                                                                  ========================
                                                                                                  ========================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              150,000,000
      Outstanding                                                                                              11,762,360

(1)  Cost of investments in securities:                                                         $             115,824,716

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                $               4,713,552
      Income from securities lending                                                                             35,385
                                                                                                ------------------------
                                                                                                ------------------------

           Total income                                                                                       4,748,937
                                                                                                ------------------------
                                                                                                ------------------------

EXPENSES:
      Management fees                                                                                           787,697
                                                                                                ------------------------
                                                                                                ------------------------

NET INVESTMENT INCOME                                                                                         3,961,240
                                                                                                ------------------------
                                                                                                ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                          260,540
      Change in net unrealized depreciation on investments                                                   (2,203,932)
                                                                                                ------------------------
                                                                                                ------------------------

      Net realized and unrealized loss on investments                                                        (1,943,392)
                                                                                                ------------------------
                                                                                                ------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $               2,017,848
                                                                                                ========================
                                                                                                ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                         2005                 2004
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                       $       3,961,240    $       3,330,420
      Net realized gain (loss) on investments                                               260,540           (1,180,941)
      Change in net unrealized appreciation (depreciation) on investments                (2,203,932)             797,076
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

      Net increase in net assets resulting from operations                                2,017,848            2,946,555
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                         (3,959,282)          (3,322,521)
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                  56,197,025           64,603,903
      Reinvestment of distributions                                                       3,959,282            3,322,521
      Redemptions of shares                                                             (54,411,518)         (82,521,112)
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

      Net increase (decrease) in net assets resulting from share transactions             5,744,789          (14,594,688)
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

      Total increase (decrease) in net assets                                             3,803,355          (14,970,654)

NET ASSETS:
      Beginning of period                                                               110,466,418          125,437,072
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

      End of period  (1)                                                          $     114,269,773    $     110,466,418
                                                                                    ================     ================
                                                                                    ================     ================

OTHER INFORMATION:

SHARES:
      Sold                                                                                5,709,344            6,531,519
      Issued in reinvestment of distributions                                               405,006              337,522
      Redeemed                                                                           (5,531,052)          (8,428,033)
                                                                                    ----------------     ----------------
                                                                                    ----------------     ----------------

      Net increase (decrease)                                                               583,298           (1,558,992)
                                                                                    ================     ================
                                                                                    ================     ================

(1) Including undistributed net investment income                                 $           9,857    $           7,899

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                         Year Ended December 31,       Period Ended December 31,
                                                                   ------------------------------------  ---------------
                                                                   ------------------------------------  ---------------
                                                                        2005                2004             2003 +
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------
Net Asset Value, Beginning of Period                             $            9.88  $             9.85 $          10.00

Income from Investment Operations

Net investment income                                                         0.34                0.30             0.13
Net realized and unrealized gain (loss)                                      (0.17)               0.03            (0.15)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Total Income (Loss) From Investment Operations                                0.17                0.33            (0.02)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Less Distributions

From net investment income                                                   (0.34)              (0.30)           (0.13)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Net Asset Value, End of Period                                   $            9.71  $             9.88 $           9.85
                                                                   ================   =================  ===============
                                                                   ================   =================  ===============


Total Return                                                                 1.78%               3.38%           (0.20%)o

Net Assets, End of Period ($000)                                 $         114,270  $          110,466 $        125,437

Ratio of Expenses to Average Net Assets                                      0.70%               0.70%            0.70% *

Ratio of Net Investment Income to Average Net Assets                         3.52%               2.93%            2.21% *

Portfolio Turnover Rate                                                     32.96%              65.55%           33.24% o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2005 were $1,769,468, $1,762,957 and 1.54%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $14,462,638 and $10,108,722, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $40,791,001 and $21,671,742, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $115,924,913. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $336,619 and gross depreciation of securities in which there was an excess of tax cost over value of $2,612,143, resulting in net depreciation of $2,275,524.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $32,943,513 and received collateral of $32,974,263 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were from ordinary income in the amount of $3,959,282 and $3,322,521, respectively.

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                            9,857
      Undistributed capital gains                                  0
                                                      ---------------
                                                      ---------------
      Net accumulated earnings                                 9,857
                                                      ---------------
                                                      ---------------

      Net unrealized depreciation on investments         (2,275,524)
      Capital loss carryforward (expires 2012)           (1,142,739)
      Post-October losses                                  (161,442)
                                                      ---------------
                                                      ---------------
      Total accumulated loss on investments              (3,569,848)
                                                      ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2005, the Portfolio utilized $421,982 of capital loss carryforwards and had current year deferred post-October capital losses of $161,442.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.44%
     50,000 L-3 Communications Corp                                       49,500
            Senior Subordinated Notes
            6.125% January 15, 2014
    438,000 Raytheon Co                                                  448,718
            Notes
            6.750% August 15, 2007
                                                                        $498,218

AGENCY --- 35.27%
  3,549,587 Fannie Mae                                                 3,446,270
            5.000% December 1, 2034
  3,452,432 Fannie Mae                                                 3,420,457
            5.000% February 1, 2018
    731,631 Fannie Mae                                                   739,833
            6.000% August 1, 2032
  1,058,208 Fannie Mae                                                 1,089,764
            6.500% January 1, 2031
  1,574,685 Fannie Mae                                                 1,558,662
            5.000% May 1, 2019
  3,403,670 Fannie Mae                                                 3,319,656
            4.500% June 1, 2018
  1,918,754 Fannie Mae                                                 1,904,683
            5.500% July 1, 2033
  2,000,000 Federal Farm Credit **                                     1,966,290
            2.375% October 2, 2006
  1,228,583 Freddie Mac                                                1,195,542
            4.500% June 1, 2020
  3,620,773 Freddie Mac                                                3,512,479
            5.000% March 1, 2034
    403,427 Freddie Mac                                                  407,931
            6.000% November 1, 2033
  1,343,839 Freddie Mac                                                1,334,796
            5.500% October 1, 2033
    524,639 Freddie Mac                                                  529,940
            6.000% April 1, 2035
  3,468,115 Freddie Mac                                                3,437,046
            5.500% August 1, 2035
  3,499,650 Freddie Mac                                                3,388,099
            5.000% December 1, 2035
  1,161,927 Freddie Mac                                                1,173,667
            6.000% June 1, 2035
  3,291,671 Freddie Mac                                                3,313,330
            5.500% February 1, 2018
  3,000,000 Freddie Mac ** ^^                                          2,921,517
            3.500% April 1, 2008

  1,388,444 Ginnie Mae                                                 1,423,358
            6.000% February 15, 2032
                                                                     $40,083,320

AGRICULTURE --- 0.05%
     50,000 Eurofresh Inc #                                               50,125
            Senior Notes
            11.500% January 15, 2013
                                                                         $50,125

AUTO PARTS & EQUIPMENT --- 0.04%
     50,000 Cooper-Standard Automotive Inc                                38,000
            Company Guaranteed Notes
            8.375% December 15, 2014
                                                                         $38,000

AUTOMOBILES --- 1.31%
    500,000 DaimlerChrysler NA Holding Corp                              523,524
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp ++                           502,156
            Notes
            4.580% August 8, 2006
     50,000 Ford Motor Co                                                 34,000
            Notes
            7.450% July 16, 2031
    200,000 General Motors Corp                                          132,000
            Senior Unsecured Notes
            7.125% July 15, 2013
    450,000 General Motors Corp                                          297,000
            Debentures
            8.375% July 15, 2033
                                                                      $1,488,680

BANKS --- 2.17%
    200,000 BB&T Corp                                                    200,484
            Subordinated Notes
            5.200% December 23, 2015
    500,000 Marshall & Ilsley Bank                                       490,108
            Notes
            4.400% March 15, 2010
  1,000,000 PNC Funding Corp                                           1,087,083
            Unsecured Subordinated Notes
            7.500% November 1, 2009
    700,000 Wachovia Bank NA                                             679,376
            Subordinated Notes
            4.800% November 1, 2014
                                                                      $2,457,051

BROADCAST/MEDIA --- 0.27%
     50,000 DirecTV                                                       48,875
            Senior Notes
            6.375% June 15, 2015
     50,000 Kabel Deutschland GmbH #                                      52,625
            Company Guaranteed Notes
            10.625% July 1, 2014

     50,000 LIN Television Corp                                           47,938
            Senior Subordinated Notes
            6.500% May 15, 2013
     50,000 Rainbow National Services LLC #                               56,000
            Senior Subordinated Debentures
            10.375% September 1, 2014
     50,000 Unity Media GmbH # ^^                                         52,000
            Senior Notes
            10.375% February 15, 2015
     50,000 Videotron Ltee #                                              49,688
            Notes
            6.375% December 15, 2015
                                                                        $307,126

BUILDING MATERIALS --- 0.17%
     50,000 Goodman Global Holding Co Inc # ^^                            46,500
            Senior Subordinated Notes
            7.875% December 15, 2012
     50,000 Nortek Inc                                                    48,250
            Senior Subordinated Notes
            8.500% September 1, 2014
     50,000 Panolam Industries International Inc #                        48,125
            Senior Subordinated Notes
            10.750% October 1, 2013
     50,000 Texas Industries Inc #                                        51,875
            Senior Notes
            7.250% July 15, 2013
                                                                        $194,750

CANADIAN - PROVINCIAL --- 2.76%
  2,000,000 Hydro-Quebec                                               2,133,418
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,003,230
            Notes
            5.500% April 11, 2006
                                                                      $3,136,648

CHEMICALS --- 0.17%
     50,000 Equistar Chemicals LP                                         52,625
            Notes
            8.750% February 15, 2009
     28,000 Lyondell Chemical Co                                          29,330
            Company Guaranteed Notes
            9.500% December 15, 2008
     50,000 Nalco Co ^^                                                   52,375
            Senior Subordinated Notes
            8.875% November 15, 2013
     50,000 Union Carbide Chemicals & Plastics Co Inc                     55,422
            Debentures
            7.875% April 1, 2023
                                                                        $189,752

COLLATERALIZED BOND OBLIGATION --- 1.27%
  1,467,920 Wells Fargo Mortgage Backed Securities Trust               1,443,149
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,443,149

COMMERCIAL MORTGAGED BACKED --- 1.88%
    450,000 CS First Boston Mortgage Securities Corp                     452,250
            Series 2005-C6 Class A2FX
            5.207% December 15, 2040
    752,169 Morgan Stanley Capital I                                     724,168
            Series 2004-T13 Class A1
            2.850% September 13, 2045
  1,000,000 Washington Mutual ++                                         964,813
            Series 2003-AR5 Class A6
            5.500% June 25, 2033
                                                                      $2,141,231

COMPUTER HARDWARE & SYSTEMS --- 0.95%
  1,000,000 International Business Machines Corp                       1,023,972
            Notes
            6.450% August 1, 2007
     50,000 SMART Modular Technologies Inc ++                             52,250
            Senior Notes
            8.570% April 1, 2012
                                                                      $1,076,222

COMPUTER SOFTWARE & SERVICES --- 0.09%
     50,000 SS&C Technologies Inc #                                       51,250
            Senior Subordinated Notes
            11.750% December 1, 2013
     50,000 SunGard Data Systems Inc #                                    51,750
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $103,000

CONTAINERS --- 0.18%
     50,000 Crown Americas Inc # ^^                                       51,750
            Senior Notes
            7.750% November 15, 2015
     50,000 Graphic Packaging International Corp                          47,750
            Senior Subordinated Notes
            9.500% August 15, 2013
     50,000 Owens-Brockway Glass Containers Inc                           51,625
            Company Guaranteed Notes
            8.250% May 15, 2013
     50,000 Plastipak Holdings Inc #                                      50,500
            Senior Notes
            8.500% December 15, 2015
                                                                        $201,625

DISTRIBUTORS --- 0.08%
     50,000 Nebraska Book Co                                              46,000
            Senior Subordinated Notes
            8.625% March 15, 2012

     50,000 SGS International Inc #                                       50,082
            Senior Subordinated Notes
            12.000% December 15, 2013
                                                                         $96,082

ELECTRIC COMPANIES --- 1.07%
    500,000 Dominion Resources Inc ++                                    500,442
            Senior Notes
            4.390% May 15, 2006
     50,000 Edison Mission Energy                                         58,313
            Senior Notes
            9.875% April 15, 2011
     50,000 Inergy LP/Inergy Finance Corp                                 45,500
            Senior Notes
            6.875% December 15, 2014
     50,000 NorthWestern Corp                                             50,094
            Secured Bonds
            5.875% November 1, 2014
     50,000 PSE&G Energy Holdings LLC                                     55,000
            Senior Notes
            10.000% October 1, 2009
    170,000 Scottish Power PLC                                           168,422
            Notes
            4.910% March 15, 2010
     50,000 Verasun Energy Corp #                                         50,750
            Secured Notes
            9.875% December 15, 2012
    300,000 Westar Energy Inc                                            292,885
            1st Mortgage
            5.875% July 15, 2036
                                                                      $1,221,406

ELECTRONICS - SEMICONDUCTOR --- 0.05%
     50,000 Freescale Semiconductor Inc                                   53,250
            Senior Notes
            7.125% July 15, 2014
                                                                         $53,250

FINANCIAL SERVICES --- 5.32%
     50,000 ALH Finance LLC ^^                                            47,125
            Senior Subordinated Notes
            8.500% January 15, 2013
     50,000 American Real Estate Partners LP                              51,875
            Senior Notes
            8.125% June 1, 2012
     50,000 BCP Crystal US Holdings ^^                                    55,625
            Senior Subordinated Notes
            9.625% June 15, 2014
  1,000,000 Boeing Capital Corp                                        1,079,423
            Notes
            6.500% February 15, 2012
     50,000 Borden US Financial Corp #                                    49,500
            Secured Notes
            9.000% July 15, 2014
    500,000 CIT Group Inc ++ ^^                                          500,512
            Senior Notes
            4.970% June 19, 2006
    750,000 Ford Motor Credit Co                                         657,389
            Bonds
            7.375% February 1, 2011
    600,000 General Electric Capital Corp                                575,652
            Notes
            3.750% December 15, 2009
    750,000 General Motors Acceptance Corp                               728,516
            Notes
            6.125% September 15, 2006
     50,000 General Motors Acceptance Corp                                47,894
            Bonds
            8.000% November 1, 2031
     50,000 General Motors Acceptance Corp                                45,597
            Notes
            6.875% September 15, 2011
  1,000,000 Household Finance Corp                                     1,008,245
            Notes
            5.750% January 30, 2007
    200,000 International Lease Finance Corp                             197,287
            Unsecured Notes
            4.875% September 1, 2010
  1,000,000 USA Education Inc                                          1,005,987
            Notes
            5.625% April 10, 2007
                                                                      $6,050,627

FOOD & BEVERAGES --- 0.36%
     50,000 B&G Foods Inc                                                 51,000
            Senior Notes
            8.000% October 1, 2011
     50,000 Cott Beverages Inc                                            51,250
            Company Guaranteed Bonds
            8.000% December 15, 2011
     50,000 Del Monte Corp ^^                                             48,750
            Senior Notes
            6.750% February 15, 2015
     50,000 Doane Pet Care Co #                                           52,125
            Senior Subordinated Notes
            10.625% November 15, 2015
     50,000 Michael Foods Inc                                             51,250
            Senior Subordinated Notes
            8.000% November 15, 2013
     50,000 National Beef Packaging Co LLC ++                             51,750
            Senior Notes
            9.320% August 1, 2011
     50,000 Pilgrims Pride Corp                                           53,375
            Senior Subordinated Notes
            9.250% November 15, 2013
     50,000 Smithfield Foods Inc                                          52,875
            Senior Notes
            7.750% May 15, 2013
                                                                        $412,375

FOREIGN GOVERNMENTS --- 0.42%
    400,000 Government of Mexico                                         473,600
            Notes
            7.500% April 8, 2033
                                                                        $473,600

GOLD, METALS & MINING --- 1.65%
  1,000,000 BHP Finance USA Ltd                                          986,183
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     496,258
            Bonds
            5.700% October 15, 2015
    400,000 Newmont Mining Corp                                          394,729
            Notes
            5.875% April 1, 2035
                                                                      $1,877,170

HEALTH CARE RELATED --- 0.83%
     50,000 AmeriPath Inc                                                 53,000
            Company Guaranteed Notes
            10.500% April 1, 2013
     75,000 HCA Inc                                                       75,813
            Senior Unsecured Notes
            6.375% January 15, 2015
     50,000 Omnicare Inc                                                  50,750
            Senior Subordinated Notes
            6.875% December 15, 2015
     50,000 Psychiatric Solutions Inc                                     51,625
            Company Guaranteed Notes
            7.750% July 15, 2015
    740,000 UnitedHealth Group Inc                                       717,255
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $948,443

HOTELS/MOTELS --- 0.09%
     50,000 Gaylord Entertainment Co                                      49,000
            Company Guaranteed Notes
            6.750% November 15, 2014
     50,000 Starwood Hotels & Resorts Worldwide Inc                       55,125
            Company Guaranteed Notes
            7.875% May 1, 2012
                                                                        $104,125

INDEPENDENT POWER PRODUCTS --- 0.04%
     50,000 Mirant North America LLC # ^^                                 50,563
            Senior Notes
            7.375% December 31, 2013
                                                                         $50,563

INSURANCE RELATED --- 1.36%
  1,000,000 AXA                                                        1,336,345
            Unsecured Notes
            8.600% December 15, 2030

    150,000 St Paul Travelers Co Inc                                     151,080
            Senior Unsecured Notes
            5.500% December 1, 2015
     50,000 Vanguard Health Holdings Co II                                53,125
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,540,550

INVESTMENT BANK/BROKERAGE FIRM --- 0.44%
    500,000 Goldman Sachs Group Inc ++                                   500,227
            Notes
            4.200% April 20, 2006
                                                                        $500,227

LEISURE & ENTERTAINMENT --- 1.17%
    750,000 AOL Time Warner Inc                                          835,237
            Company Guaranteed Bonds
            7.625% April 15, 2031
     50,000 Cinemark Inc +                                                37,000
            Step Bond 0% - 9.750%
            9.670% March 15, 2014
     50,000 Kerzner International # ^^                                    48,625
            Senior Subordinated Notes
            6.750% October 1, 2015
    100,000 Mandalay Resort Group                                        109,500
            Senior Subordinated Notes
            9.375% February 15, 2010
     50,000 Penn National Gaming Inc                                      49,125
            Senior Subordinated Notes
            6.750% March 1, 2015
     50,000 Royal Caribbean Cruises Ltd                                   51,223
            Senior Notes
            7.000% October 15, 2007
     50,000 San Pasqual Casino # ^^                                       50,750
            Notes
            8.000% September 15, 2013
     50,000 Station Casinos Inc                                           49,875
            Senior Notes
            6.000% April 1, 2012
     50,000 True Temper Sports Inc                                        45,000
            Company Guaranteed Notes
            8.375% September 15, 2011
     50,000 Tunica Biloxi Gaming Authority #                              50,000
            Senior Unsecured Notes
            9.000% November 15, 2015
                                                                      $1,326,335

MACHINERY --- 0.04%
     50,000 Nell AF SARL #                                                49,500
            Senior Notes
            8.375% August 15, 2015
                                                                         $49,500

MANUFACTURING --- 0.04%
     50,000 Aearo Co I                                                    50,750
            Senior Subordinated Notes
            8.250% April 15, 2012
                                                                         $50,750

MEDICAL PRODUCTS --- 0.18%
     50,000 Accellent Inc #                                               51,250
            Company Guaranteed Notes
            10.500% December 1, 2013
     50,000 Fisher Scientific International Inc # ^^                      50,000
            Senior Subordinated Notes
            6.125% July 1, 2015
     50,000 Norcross Safety Products LLC                                  51,500
            Senior Subordinated Notes
            9.875% August 15, 2011
     50,000 VWR International Inc                                         49,750
            Senior Subordinated Notes
            8.000% April 15, 2014
                                                                        $202,500

MISCELLANEOUS --- 0.18%
     50,000 American Achievement Corp                                     50,750
            Senior Subordinated Notes
            8.250% April 1, 2012
     50,000 Playtex Products Inc                                          52,375
            Company Guaranteed Notes
            9.375% June 1, 2011
     50,000 Spectrum Brands Inc ^^                                        41,750
            Company Guaranteed Notes
            7.375% February 1, 2015
     50,000 Stena AB                                                      54,313
            Senior Notes
            9.625% December 1, 2012
                                                                        $199,188

OIL & GAS --- 1.05%
    400,000 Canadian Natural Resources Ltd                               403,561
            Bonds
            5.850% February 1, 2035
     50,000 Chesapeake Energy Corp #                                      50,625
            Senior Notes
            6.875% November 15, 2020
    300,000 Consolidated Natural Gas Co                                  291,053
            Senior Notes
            5.000% December 1, 2014
     50,000 Grant Prideco Inc # ^^                                        49,875
            Senior Unsecured Notes
            6.125% August 15, 2015
     50,000 Pacific Energy Partners LP/                                   49,250
               Pacific Energy Finance Corp # ^^
            Senior Notes
            6.250% September 15, 2015
     50,000 Pogo Producing Co #                                           48,750
            Senior Subordinated Notes
            6.875% October 1, 2017

     50,000 Range Resources Corp                                          51,750
            Senior Subordinated Notes
            7.375% July 15, 2013
     50,000 SemGroup LP #                                                 51,125
            Senior Notes
            8.750% November 15, 2015
     50,000 Swift Energy Co                                               53,750
            Senior Subordinated Notes
            9.375% May 1, 2012
     75,000 Tennessee Gas Pipeline Co                                     85,095
            Bonds
            8.375% June 15, 2032
     50,000 Williams Cos Inc                                              53,625
            Senior Notes
            7.625% July 15, 2019
                                                                      $1,188,459

OTHER ASSET-BACKED --- 0.21%
    236,954 First Franklin Mortgage Loan                                 237,260
               Asset Backed Certificates ++
            Series 2003-FF5 Class A3
            3.630% March 25, 2034
                                                                        $237,260

PAPER & FOREST PRODUCTS --- 0.08%
     50,000 Abitibi-Consolidated Inc ^^                                   47,875
            Senior Notes
            8.375% April 1, 2015
     50,000 NewPage Corp ^^                                               46,000
            Senior Subordinated Notes
            12.000% May 1, 2013
                                                                         $93,875

PERSONAL LOANS --- 0.59%
    170,000 HSBC Finance Corp                                            167,483
            Unsecured Bonds
            4.750% April 15, 2010
    500,000 SLM Corp ++                                                  500,924
            Notes
            4.430% September 15, 2006
                                                                        $668,407

PHARMACEUTICALS --- 0.53%
    600,000 Wyeth                                                        607,772
            Notes
            5.500% February 1, 2014
                                                                        $607,772

POLLUTION CONTROL --- 0.71%
    750,000 Republic Services Inc                                        805,753
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $805,753

PRINTING & PUBLISHING --- 1.31%
     50,000 CBD Media Inc                                                 51,000
            Company Guaranteed Notes
            8.625% June 1, 2011
     50,000 Dex Media Inc +                                               39,750
            Step Bond 0% - 9.000%
            8.560% November 15, 2013
    750,000 News America Holdings Inc                                    910,895
            Senior Debentures
            9.250% February 1, 2013
    500,000 Reed Elsevier Capital Inc                                    484,567
            Notes
            4.625% June 15, 2012
                                                                      $1,486,212

RAILROADS --- 0.86%
  1,000,000 Union Pacific Corp                                           975,398
            Senior Notes
            4.875% January 15, 2015
                                                                        $975,398

REAL ESTATE --- 1.66%
  1,000,000 Duke Realty LP REIT ++ ^^                                  1,001,190
            Notes
            4.230% December 22, 2006
    750,000 EOP Operating LP                                             785,642
            Unsecured Notes
            7.750% November 15, 2007
     50,000 Host Marriott LP REIT ^^                                      49,875
            Company Guaranteed Notes
            6.375% March 15, 2015
     50,000 Ventas Realty LP REIT                                         51,250
            Senior Notes
            6.750% June 1, 2010
                                                                      $1,887,957

RESTAURANTS --- 0.08%
     50,000 EPL Finance Corp #                                            49,813
            Senior Unsecured Notes
            11.750% November 15, 2013
     50,000 Landry's Restaurants Inc                                      46,750
            Company Guaranteed Notes
            7.500% December 15, 2014
                                                                         $96,563

RETAIL --- 1.62%
  1,000,000 CVS Corp                                                   1,001,160
            Unsecured Notes
            5.625% March 15, 2006
     50,000 Couche-Tard US LP/Couche-Tard Finance Corp                    51,500
            Senior Subordinated Notes
            7.500% December 15, 2013
    750,000 Kroger Co                                                    793,808
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,846,468

SPECIALIZED SERVICES --- 0.33%
     50,000 ASG Consolidated LLC +                                        39,750
            Step Bond 0% - 11.500%
            9.530% November 1, 2011
     29,000 Global Cash Finance Corp                                      30,849
            Senior Subordinated Notes
            8.750% March 15, 2012
     50,000 Hertz Corp # ^^                                               51,500
            Senior Subordinated Notes
            10.500% January 1, 2016
     50,000 Insurance Auto Auctions Inc                                   52,545
            Company Guaranteed Notes
            11.000% April 1, 2013
     50,000 Knowledge Learning Corp Inc #                                 47,500
            Company Guaranteed Notes
            7.750% February 1, 2015
     50,000 Lamar Media Corp                                              50,188
            Senior Subordinated Notes
            6.625% August 15, 2015
     50,000 Visant Corp                                                   50,252
            Company Guaranteed Notes
            7.625% October 1, 2012
     50,000 WDAC Subsidiary Corp #                                        48,436
            Senior Notes
            8.375% December 1, 2014
                                                                        $371,020

TELEPHONE & TELECOMMUNICATIONS --- 3.00%
    540,000 AT&T Inc                                                     527,516
            Notes
            5.100% September 15, 2014
    750,000 AT&T Wireless Services Inc                                   753,158
            Senior Notes
            7.350% March 1, 2006
     50,000 Centennial Communications Corp # ^^                           50,500
            Senior Notes
            10.000% January 1, 2013
     50,000 Intelsat Bermuda Ltd #                                        50,500
            Senior Notes
            8.625% January 15, 2015
     50,000 PanAmSat Holding Corp +                                       35,000
            Step Bond 0% - 10.000%
            9.870% November 1, 2014
    100,000 Qwest Corp                                                   112,750
            Notes
            8.875% March 15, 2012
    100,000 Rogers Wireless Communications Inc                           100,250
            Secured Notes
            6.375% March 1, 2014
    320,000 Sprint Capital Corp                                          424,666
            Company Guaranteed Bonds
            8.750% March 15, 2032
    280,000 Telecom Italia Capital                                       274,509
            Notes
            4.875% October 1, 2010

  1,000,000 Verizon Global Funding Corp                                1,085,129
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $3,413,978

U.S. GOVERNMENTS --- 23.71%
  1,650,000 United States of America ^^                                2,026,020
            7.250% May 15, 2016
  4,000,000 United States of America ^^                                3,937,188
            3.875% May 15, 2009
  4,135,000 United States of America ^^                                4,107,622
            1.625% January 15, 2015
  5,000,000 United States of America ^^                                4,928,893
            3.750% May 15, 2008
  3,000,000 United States of America ^^                                2,961,210
            4.250% August 15, 2015
  3,000,000 United States of America ^^                                2,956,407
            4.000% April 15, 2010
  2,000,000 United States of America ^^                                2,048,672
            4.750% May 15, 2014
    400,000 United States of America ^^                                  389,156
            4.000% February 15, 2014
  1,670,000 United States of America ^^                                2,074,062
            6.250% May 15, 2030
  1,000,000 United States of America ^^                                1,032,148
            5.000% August 15, 2011
    500,000 United States of America ^^                                  484,629
            3.875% February 15, 2013
                                                                     $26,946,007

UTILITIES --- 0.13%
     50,000 CMS Energy Corp                                               51,500
            Senior Notes
            7.500% January 15, 2009
     50,000 El Paso Energy Corp                                           49,625
            Senior Notes
            6.750% May 15, 2009
     50,000 Sierra Pacific Resources #                                    49,750
            Notes
            6.750% August 15, 2017
                                                                        $150,875

TOTAL BONDS --- 96.21%                                              $109,341,592
(Cost $111,516,919)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  4,309,000 Federal Home Loan Bank                                     4,307,797
               3.400%, January 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 3.79%                                $4,307,797
(Cost $4,307,797)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $113,649,389
(Cost $115,824,716)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ** Security is an agency note with maturity date and interest rate indicated. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2005. ++ Represents the current interest rate for variable rate security. REIT - Real Estate Investment Trust ^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund, Inc

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
December 31, 2005
Unaudited

                                                                       % of Portfolio
        Moody's Rating                      Value ($)                   Investments
-------------------------------    ----------------------------    -----------------------
-------------------------------    ----------------------------    -----------------------
Aaa                                                 75,734,427                     66.64%
Aa                                                   1,669,710                      1.47%
A                                                   17,514,013                     15.41%
Baa                                                 12,004,030                     10.56%
Ba                                                   2,534,574                      2.23%
B                                                    3,038,910                      2.67%
C                                                    1,153,725                      1.02%
                                   ----------------------------    -----------------------
                                   ----------------------------    -----------------------
                                                 $ 113,649,389                    100.00%
                                   ============================    =======================
                                   ============================    =======================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending        Expenses Paid
                              Account Value   Account Value     During Period*
                               (6/30/2005)     (12/31/2005)   (6/30/05-12/31/05)

 Actual                          $ 1,000.00         $ 993.86       $ 3.52

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,021.68       $ 3.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006